OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets
	US dollars
	December 31,
(in thousands)	2015	2014
Prepaid expenses and others	10,960	9,779
Government institutions	1,910	2,694
Deferred installation expenses	2,403	2,485
Deferred income taxes (*)	2,752	3,649
Advances to suppliers	84	324
Employees	389	343
Forward Exchange Contracts	1,063	1,580
Others	2,876	1,464
	22,437	22,318

(*)	See Note 15.